Financial Risk Management - Schedule of Fair Value of Derivatives (Details) - Level 2 - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	€ 13,716	€ 16,414	€ 21,961
Interest rate swaps | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	10,499	16,231	11,789
FX forward contracts | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	0	0	5,338
FX option collars | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	525	0	810
Time value of FX option collars through OCI | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	576	209	3,621
Derivatives ineffective hedges | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	2,116	(26)	403
Derivative assets measured at fair value
Financial risk management
Derivative financial assets	2,682	18,468	338
Interest from IRS recycled through OCI | Derivative assets measured at fair value
Financial risk management
Derivative financial assets	0	228	0
Interest rate swaps | Derivative assets measured at fair value
Financial risk management
Derivative financial assets	2,171	1,287	338
FX forward contracts | Derivative assets measured at fair value
Financial risk management
Derivative financial assets	511	6,849	0
FX option collars | Derivative assets measured at fair value
Financial risk management
Derivative financial assets	0	4,764	0
Time value of FX option collars through OCI | Derivative assets measured at fair value
Financial risk management
Derivative financial assets	€ 0	€ 5,340	€ 0